Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Feb. 14, 2025 $ / shares	Jan. 03, 2025 USD ($) Location shares
W.L. Lashley & Associates, Inc. [Member]
Subsequent Event [Line Items]
Annual sales		$ 8,000
Number of locations in which the company operates | Location		1
Cash consideration for business acquisition		$ 3,662
Stock issued for acquisition | shares		1,036
Fair value of stock issued for acquisition		$ 493
Repayments of debt		838
Proceeds from non-controlling interest for Business Acquisition		$ 1,000
Common Stock [Member]
Subsequent Event [Line Items]
Date of Board Approval for Increase in Annual Cash Dividend Rate	Feb. 14, 2025
Effective date of increase in cash dividend rate	2025-04
Common Stock [Member] | Previous Rate [Member]
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock current rate | $ / shares	$ 10.8
Common Stock [Member] | Current Rate [Member]
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock current rate | $ / shares	$ 12